Shareholders' Equity (Details 3) - $ / shares		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options and RSUs outstanding		75,036	26,093
Employee Stock Option [Member] | Exercise Price Range One [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price		$ 5.37	$ 20.50
Options outstanding		12,425	791
Options outstanding weighted average remaining contractual life (years)	[1]	9 years 6 months	2 years 11 days
Options exercisable			789
Options exercisable weighted average remaining contractual life (years)	[1]	0 years	2 years 11 days
Employee Stock Option [Member] | Exercise Price Range Two [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price			$ 33.00
Range of exercise price, minimum		$ 20.42
Range of exercise price, maximum		$ 33.75
Options outstanding		37,691	39,209
Options outstanding weighted average remaining contractual life (years)	[1]	6 years 5 months 16 days	7 years 4 months 17 days
Options exercisable		20,981	12,917
Options exercisable weighted average remaining contractual life (years)	[1]	4 years 9 months 11 days	3 years 5 months 1 day
Employee Stock Option [Member] | Exercise Price Range Three [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, minimum		$ 37.14	$ 36.75
Range of exercise price, maximum		$ 38.75	$ 52.50
Options outstanding		12,476	28,721
Options outstanding weighted average remaining contractual life (years)	[1]	3 years 6 months	5 years 15 days
Options exercisable		12,476	23,857
Options exercisable weighted average remaining contractual life (years)	[1]	3 years 6 months	4 years 4 months 6 days
Employee Stock Option [Member] | Exercise Price Range Four [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, minimum		$ 50	$ 170.00
Range of exercise price, maximum		$ 52.5	$ 224.75
Options outstanding		11,395	2,678
Options outstanding weighted average remaining contractual life (years)	[1]	5 years 11 months 8 days	7 years 18 days
Options exercisable		8,158	2,516
Options exercisable weighted average remaining contractual life (years)	[1]	5 years 2 months 30 days	7 years 22 days
Employee Stock Option [Member] | Exercise Price Range Five [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, minimum		$ 182.5	$ 230.50
Range of exercise price, maximum		$ 524.25	$ 274.50
Options outstanding		3,923	562
Options outstanding weighted average remaining contractual life (years)	[1]	6 years 15 days	7 years 3 months 26 days
Options exercisable		3,915	543
Options exercisable weighted average remaining contractual life (years)	[1]	6 years 11 days	7 years 3 months 29 days
Employee Stock Option [Member] | Exercise Price Range Six [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Range of exercise price, minimum			$ 490.50
Range of exercise price, maximum			$ 524.25
Options outstanding			694
Options outstanding weighted average remaining contractual life (years)	[1]	0 years	5 years 11 months 19 days
Options exercisable			686
Options exercisable weighted average remaining contractual life (years)	[1]	0 years	5 years 11 months 19 days
Employee Stock Option and Restricted Stock Units Rsus [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding		152,946
Options outstanding weighted average remaining contractual life (years)	[1]	6 years 9 months 18 days	6 years 4 months 13 days
Options exercisable		45,530	1,033,602
Options exercisable weighted average remaining contractual life (years)	[1]	4 years 7 months 13 days	4 years 2 months 30 days
Options and RSUs outstanding			72,655	51,074
Restricted Stock Units (RSUs) [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
RSUs outstanding		75,036	26,093
Options outstanding weighted average remaining contractual life (years)	[1]	0 years
Options exercisable weighted average remaining contractual life (years)	[1]	0 years
Options and RSUs outstanding			26,093

[1]	Calculation of weighted average remaining contractual term does not include the RSUs that were granted, which have an indefinite contractual term.